The Nature of Expenses and Others - Classification of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Changes in inventories	₩ 640,048	₩ (341,120)	₩ (62,299)
Purchases of raw materials, merchandise and others	12,580,796	12,863,812	13,548,848
Depreciation and amortization	3,695,051	3,554,565	3,214,576
Outsourcing	865,935	825,393	771,697
Labor	3,072,877	3,222,110	3,258,427
Supplies and others	813,262	1,010,352	1,239,915
Utility	896,112	899,075	865,347
Fees and commissions	695,245	722,134	692,125
Shipping	196,002	240,288	249,820
Advertising	193,436	112,400	236,440
Warranty	418,942	234,928	251,131
Travel	95,074	104,009	92,976
Taxes and dues	109,473	123,210	91,806
Impairment loss on property, plant and equipment	1,550,430	43,601
Impairment loss on intangible assets	249,450	82	1,809
Others	625,504	713,990	917,242
Expenses by nature	₩ 26,697,637	₩ 24,328,829	₩ 25,369,860